Statement of Cash Flows	5 Months Ended
Dec. 31, 2016 USD ($)
OPERATING ACTIVITIES
Net loss	$ (7,562)
Non-Cash adjustments to reconcile loss to net cash:
Expenses paid for by stockholder and contributed as capital	312
Common Stock issued for services	2,000
Changes in Operating Assets and Liabilities:
Accrued liability	(5,250)
Net cash used in operating activities
Net increase in cash
Cash, beginning of period
Cash, end of period
SUPPLEMENTAL DISCLOSURES:
Income Tax
Interest